Disposal of a Subsidiary - Additional Information (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	May 17, 2019	Mar. 19, 2019	Dec. 31, 2019
Disclosure of disposal of subsidiaries [line items]
Proceeds from issue of ordinary shares			¥ 9,442
Shanghai Airlines Tours [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from issue of ordinary shares		¥ 251
Proportion of ownership interest in subsidiary	35.00%
Proportion of ownership interests held by non-controlling interests	65.00%